Fair value measurement: (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1
Financial assets:
Investments subject to significant influence		$ 7,044	$ 6,707
Other investments		1,802	1,196
Total financial assets	$ 7,503	8,846	$ 7,903
Financial liabilities:
Ivanhoe Electric convertible notes	0	0
Total financial liabilities	0	0
Level 2
Financial assets:
Total financial assets	0	0
Financial liabilities:
Ivanhoe Electric convertible notes	0	0
Total financial liabilities	0	0
Level 3
Financial assets:
Total financial assets	0	0
Financial liabilities:
Ivanhoe Electric convertible notes	0	54,975
Deferred consideration payable		26,562
Total financial liabilities	$ 0	$ 81,537